UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21606
Investment Company Act File Number:

TILSON INVESTMENT TRUST
(Exact name of registrant as specified in charter)

152 West 57th Street, 46th Floor, New York, NY  10019
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (252) 234-9000

Date of fiscal year end:  October 31

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1 – Schedule of Investments.

Tilson Dividend Fund
Schedule of Investments
As of July 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.91%

Consumer Discretionary - 15.02%
Bayerische Motoren Werke AG	11,340	$862,177
Body Central Corp.(a)(b)	170,000	2,050,200
Bravo Brio Restaurant Group, Inc.(a)(b)	81,000	1,323,540
Coach, Inc.(a)	49,200	2,613,996
Skullcandy, Inc.(a)(b)	333,968	1,843,503
Whistler Blackcomb Holdings, Inc.	90,000	1,226,755
		9,920,171
Consumer Staples - 2.66%
Cott Corp.	210,000	1,757,700

Energy - 6.00%
Mitcham Industries, Inc.(a)(b)	37,400	633,182
Prosafe SE	140,000	1,407,650
WPX Energy, Inc.(a)(b)	100,000	1,921,000
		3,961,832
Financials - 17.14%
American International Group, Inc.(b)	42,500	1,934,175
Brookfield Asset Management, Inc., Class A	75,000	2,772,750
Brookfield Real Estate Services, Inc.	50,000	637,718
First American Financial Corp.	210,000	4,773,300
PICO Holdings, Inc.(b)	55,000	1,203,950
		11,321,893
Health Care - 0.26%
Transcept Pharmaceuticals, Inc.(a)(b)	60,100	168,881

Industrials - 6.33%
MFC Industrial, Ltd.	48,500	413,220
Miller Industries, Inc.	84,800	1,406,832
Tetra Tech, Inc.(b)	100,000	2,360,000
		4,180,052
Information Technology - 27.50%
Acxiom Corp.(b)	67,500	1,739,475
Apple, Inc.	11,000	4,977,500
Blucora, Inc.(a)(b)	125,000	2,500,000
EMC Corp.	125,000	3,268,750
InterDigital, Inc.	8,700	345,651
Magnachip Semiconductor Corp.(a)(b)	95,000	1,953,200
Peregrine Semiconductor Corp.(a)(b)	155,000	1,695,700
Rosetta Stone, Inc.(a)(b)	90,000	1,470,600
TIBCO Software, Inc.(a)(b)	8,600	214,484
		18,165,360

Total Common Stocks (Cost $45,824,599)		49,475,889

	Principal Value	Value
CONVERTIBLE CORPORATE BONDS - 2.64%

Information Technology - 2.64%
Blucora, Inc., 04/01/19, 4.25%	1,500,000	$1,742,812

Total Convertible Corporate Bonds (Cost $1,558,380)		1,742,812

	Shares	Value
SHORT TERM INVESTMENTS - 24.83%

Fidelity Institutional Money Market Fund - Government Portfolio, 0.010%(c)	16,397,950	16,397,950

Total Short Term Investments (Cost $16,397,950)		16,397,950

Total Value of Investments (Cost $63,780,929) - 102.38%		$67,616,651

Liabilities in Excess of Other Assets - (2.38)%		(1,572,223)

Net Assets - 100.00%		$66,044,428

(a)	Portion of security is subject to call options written.
(b)	Non-income producing investment.
(c)	Represents 7 day effective yield.

Common Abbreviations:
Ltd. - Limited.

Schedule of Written Options
	Number of Contracts	Exercise Price	Maturity Date	Value
WRITTEN CALL OPTIONS
Blucora, Inc.	185	$17.50	10/19/2013	$(59,200)
Blucora, Inc.	215	15.00	10/19/2013	(116,100)
Blucora, Inc.	200	17.50	01/18/2014	(74,000)
Blucora, Inc.	450	20.00	01/18/2014	(101,250)
Body Central Corp.	850	10.00	10/19/2013	(197,625)
Body Central Corp.	425	12.50	01/18/2014	(51,000)
Bravo Brio Restaurant Group, Inc.	57	17.50	09/21/2013	(2,280)
Coach, Inc.	335	57.50	08/17/2013	(1,675)
Magnachip Semiconductor Corp.	183	22.50	12/21/2013	(21,960)
Magnachip Semiconductor Corp.	350	20.00	12/21/2013	(91,000)
Mitcham Industries, Inc.	350	15.00	09/21/2013	(83,125)
Mitcham Industries, Inc.	24	15.00	12/21/2013	(6,900)
Peregrine Semiconductor Corp.	400	10.00	10/19/2013	(50,000)
Peregrine Semiconductor Corp.	250	12.50	01/18/2014	(18,750)
Rosetta Stone, Inc.	300	15.00	12/21/2013	(70,500)
Rosetta Stone, Inc.	600	17.50	12/21/2013	(72,000)
Skullcandy, Inc.	750	6.00	09/21/2013	(18,750)
Skullcandy, Inc.	400	5.00	09/21/2013	(29,000)
TIBCO Software, Inc.	86	21.00	11/16/2013	(39,560)
Transcept Pharmaceuticals, Inc.	601	5.00	10/19/2013	(3,005)
WPX Energy, Inc.	300	22.50	01/18/2014	(26,400)

Total Written Call Options (Premiums Received $933,937)				$(1,134,080)

Summary of Investments
	% of Net Assets	Value
Common Stocks
Consumer Discretionary	15.02%	$9,920,171
Consumer Staples	2.66	1,757,700
Energy	6.00	3,961,832
Financials	17.14	11,321,893
Health Care	0.26	168,881
Industrials	6.33	4,180,052
Information Technology	27.50	18,165,360
Convertible Corporate Bonds	2.64	1,742,812
Short Term & Liabilities in Excess of Other Assets	22.45	14,825,727
Total	100.00%	$66,044,428

See Notes to Quarterly Schedule of Investments.

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
July 31, 2013 (Unaudited)

1. ORGANIZATION
The Tilson Dividend Fund (the “Fund”) is part of The Tilson Investment Trust (the “Trust”), which was organized as a Delaware statutory trust a registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund in this report is classified as non-diversified as defined in the 1940 Act.

The Tilson Dividend Fund (the “Dividend Fund”) commenced operations on March 16, 2005. The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income. The Fund invests in common stocks of companies that the Advisor believes to be undervalued in their respective markets, but which also offer high dividend yields relative to the average yields of the broad market.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates
The preparation of Schedule of Investments is in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reported period. Management believes the estimates and security valuations are appropriate; however, actual results could differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
July 31, 2013 (Unaudited)

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2013:

Tilson Dividend Fund
Investments in Securities at Value	Level 1		Level 2	Level 3	Total
Assets
Common Stocks:
Consumer Discretionary		$9,920,171	$–	$–	$9,920,171
Consumer Staples		1,757,700	–	–	1,757,700
Energy		3,961,832	–	–	3,961,832
Financials		11,321,893	–	–	11,321,893
Health Care		168,881	–	–	168,881
Industrials		4,180,052	–	–	4,180,052
Information Technology		18,165,360	–	–	18,165,360
Convertible Corporate Bonds		–	1,742,812	–	1,742,812
Short Term Investments		16,397,950	–	–	16,397,950
Total		$65,873,839	$1,742,812	$–	$67,616,651
Other Financial Instruments
Liabilities
Written Call Options	$		$(1,134,080)	$–	$(1,134,080)
Total	$		$(1,134,080)	$–	$(1,134,080)

For the period ended July 31, 2013, there have been no significant changes to the Fund’s fair value methodologies. The Fund recognizes transfers between levels as of the beginning of the period in which the transfer occurred. During the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 for the fund.

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
July 31, 2013 (Unaudited)

For the period ended July 31, 2013, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

Underlying Investment In Other Investment Companies
The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Fidelity Institutional Money Market Fund. The Fund may redeem its investment from the Fidelity Institutional Money Market Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Fund. The financial statements of the Fidelity Institutional Money Market Fund, a series of the Fidelity Fund, including the portfolio of investments, are included in the Fidelity Institutional Money Market Fund’s NCSR filing dated May 28, 2013, available at www.sec.gov or can be found at www.fidelity.ca and should be read in conjunction with the Fund’s financial statements.

Option Writing/ Purchasing
The Fund may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Written option activity for the period ended July 31, 2013 was as follows:

Option Contracts Written period ended July 31, 2013	Contracts	Premiums Received
Options Outstanding, Beginning of Period	3,210	$501,474
Options written	11,919	1,817,866
Options closed	(83)	(7,343)
Options exercised	(5,639)	(1,098,860)
Options expired	(2,096)	(279,201)
Options Outstanding, End of Period	7,311	$933,936

Warrants
The Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and/or preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk; however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)
The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2013 is as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Tilson Dividend Fund	$63,794,024	$4,797,630	$(975,003)	$3,822,627

The difference between book basis and tax basis net unrealized appreciation/(depreciation) is attributable to the deferral of losses from wash sales.

Item 2 – Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TILSON INVESTMENT TRUST

By:	/s/ Whitney R. Tilson
Whitney R. Tilson
President (Principal Executive Officer)

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Whitney R. Tilson
Whitney R. Tilson
President (Principal Executive Officer)

Date:	September 25, 2013

By:	/s/ Glenn H. Tongue
Glenn H. Tongue
Treasurer (Principal Financial Officer)

Date:	September 25, 2013